Loan Receivable - LOMI Facility (Details) $ in Millions, $ in Millions			3 Months Ended	6 Months Ended
	Jun. 17, 2026 USD ($)	Jun. 17, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 08, 2026 CAD ($)
Loan Receivable
Amount advances			$ 17.8	$ 17.8
LOMI Facility
Loan Receivable
Notional amount					$ 25.0
Amount advances	$ 17.8	$ 25.0
Loan receivable term	3 years	3 years
Interest rate, prime spread basis rate	0.40%	0.40%
Upfront fee, basis point	0.50	0.50